Grant Revenues	3 Months Ended
Mar. 31, 2024
Grant Revenues
Grant Revenues

4. Grant Revenues

In August 2022, the Company was awarded a $250,000 NIH grant through the Innovative Alabama Supplemental Grant Program (the “Supplemental Grant Program”) under which the Company received $245,000 upon execution of the award. The grant provided funding for continued research and development for the treatment of neurological disorders and stroke over the grant period, August 2022 through December 2023. Based on our evaluation under the accounting guidance aforementioned, this grant agreement is accounted for as a contract to perform research and development services for others, in which case, grant revenue is recognized when the related research and development expenses are incurred. Accordingly, the upfront payment was recorded as deferred revenue and recognized to revenues as allowable expenses were incurred.

The Company substantially completed its obligation under the grant by December 31, 2023 and accordingly recognized all of the $245,000 by that date. The Company recognized the remaining $5,000 as grant revenues during the three months ended March 31, 2024 upon submission and clearance of a final report pursuant to the terms of the grant agreement. During the three months ended March 31, 2023, the Company incurred approximately $30,000 of allowable expenses under the grant and accordingly, such amount was recognized as grant revenues in that period.